Leases - Rental Expense Under ASC 840 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Contingent rentals	$ 548	$ 531	$ 619
Less rentals from subleases	(1,075)	(1,079)	(1,129)
Total rent expense	85,961	79,383	62,805
Third Parties
Operating Leased Assets [Line Items]
Rent expense	79,347	72,622	56,825
Related Parties
Operating Leased Assets [Line Items]
Rent expense	$ 7,141	$ 7,309	$ 6,490